Net Loss Per Share - Summary of Computation of Diluted Net Loss Per Share Attributable to Common Stockholders (Detail) - shares	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share	13,036,333
Barkbox Inc [Member] | Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share		3,369,169	2,422,421	1,865,818
Barkbox Inc [Member] | Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share		3,333,121	3,333,121	3,333,121
Barkbox Inc [Member] | Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share		233,881	233,881	233,881
Barkbox Inc [Member] | Series C-1 Convertible Preferred Stock [Member] | Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share		523	523	523